Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Liabilities Tables [Line Items]
Disclosure Of Other Financial Liabilities Measured At Amortized Cost Explanatory

USD m 31.12.24 31.12.23
Other accrued expenses 2,732 1,613
Accrued interest expenses 5,862 4,186
Settlement and clearing accounts 1,925 1,314
Lease liabilities 3,871 2,904
Other 7,372 2,695
Total other financial liabilities measured at amortized cost 21,762 12,713

Disclosure Of Other Financial Liabilities Designated At Fair Value Explanatory

USD m 31.12.24 31.12.23
Financial liabilities related to unit-linked investment contracts 17,203 15,922
Securities financing transactions 5,798 6,927
Over-the-counter debt instruments and other 5,698 1,566
Funding from UBS Group AG
1
5,342 2,950
Total other financial liabilities designated at fair value 34,041 27,366
1 The Funding from UBS Group AG consists

of subordinated debt of UBS AG and its subsidiaries

toward UBS Group AG. Subordinated

debt consists of unsecured debt obligations that are contractually subordinated
in right of payment to all other present and future non-subordinated obligations of the respective issuing entity.

Disclosure Of Other Non Financial Liabilities Explanatory

USD m 31.12.24 31.12.23
Compensation-related liabilities 6,897 4,526
of which: financial advisor compensation plans 1,601 1,472
of which: cash awards and other compensation plans 3,818 1,955 of which: net defined benefit liability 691 487
of which: other compensation-related liabilities
1
786 611
Current tax liabilities 1,536 932
Deferred tax liabilities 283 162
VAT,

withholding tax and other tax payables
1,067 712
Deferred income 614 276
Liabilities of disposal groups held for sale
2
1,212
Other 304 74
Total other non-financial liabilities

11,911 6,682
1 Includes liabilities for payroll taxes and untaken vacation.

2 Refer to Note 29 for more information about the agreement to sell Select Portfolio Servicing.